RESULTS FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Cost of Sales

Amounts in R million	Note	2026	2025	2024

Cost of sales		(5,193.9)	(4,747.7)	(4,429.9)
Operating costs (a)		(4,735.2)	(4,404.6)	(4,206.0)
Movement in gold in process and finished inventories – Gold Bullion		5.4	18.1	34.9
Change in estimate of environmental rehabilitation	10	13.1	98.0	11.6
Depreciation	9	(477.2)	(459.2)	(270.4)

(a) The most significant components of operating costs include:
Consumable stores		(1,512.4)	(1,376.0)	(1,303.3)
Labour including short-term incentives		(767.8)	(747.2)	(734.9)
Electricity		(516.0)	(544.0)	(586.1)
Specialist service providers		(1,021.5)	(876.2)	(851.7)
Machine hire		(173.4)	(156.3)	(198.4)
Security expenses		(216.8)	(198.5)	(167.2)
Water		(42.7)	(45.1)	(32.5)

5RESULTS FROM OPERATING ACTIVITIES continued
5.1COST OF SALES continued

Related Party Transactions

Amounts in R million	2026	2025	2024

Services rendered by related parties and included in operating costs:
Supply of water and electricity[1]	(60.0)	(122.0)	(114.5)
Gold smelting and related charges[1]	(3.7)	(16.6)	(22.5)
Other charges[1]	(0.2)	(0.3)	(0.3)
Gold refining and related charges[2]	(10.8)	(8.4)	(7.6)
	(74.7)	(147.3)	(144.9)
[1]Paid to Sibanye-Stillwater by FWGR.
[2]Paid to Rand Refinery by Ergo.

Administration Expenses and Other Costs

Amounts in R million	Note	2026	2025	2024

Included in administration expenses and other costs are the following:
Corporate salaries and short-term incentives		(100.5)	(90.1)	(89.3)
Share-based payment expense	18.1	(41.7)	(30.1)	(26.4)
Information technology costs		(24.5)	(21.9)	(14.8)
Exploration and project related costs		(5.5)	(9.2)	(6.8)
Other costs and administration expenses		(60.5)	(62.5)	(62.0)

		(232.7)	(213.8)	(199.3)